Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class A
Trading Symbol	DFLAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class C
Trading Symbol	DFLCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class I
Trading Symbol	DFLIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Floating Rate Income Fund
Class Name	Class Y
Trading Symbol	DFLYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Floating Rate Income Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 10.69%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	7.96%	4.71%	3.61%
without Sales Charge	10.69%	5.24%	3.87%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 815,000,000
Holdings Count	337
Advisory Fees Paid, Amount	$ 5,250,288
Portfolio Turnover	94.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Floating Rate Income Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.78%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 187	[1]
Expense Ratio, Percent	1.78%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 9.86%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	8.86%	**	4.46%	3.09%
without Deferred Sales Charge	9.86%		4.46%	3.09%
Bloomberg US Universal Index (broad-based index)*	7.92%		0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%		5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 815,000,000
Holdings Count	337
Advisory Fees Paid, Amount	$ 5,250,288
Portfolio Turnover	94.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Floating Rate Income Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 10.92%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	10.92%	5.51%	4.14%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 815,000,000
Holdings Count	337
Advisory Fees Paid, Amount	$ 5,250,288
Portfolio Turnover	94.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Floating Rate Income Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 10.94%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	10.94%	5.55%	4.17%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 815,000,000
Holdings Count	337
Advisory Fees Paid, Amount	$ 5,250,288
Portfolio Turnover	94.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.